Employee Benefit Plan, Description of Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Automatic Deferral Rate Increase	1.00%
Maximum Automatic Deferral Rate Increase	10.00%
Rollover contributions	$ 9,274,563	$ 7,675,947
Maximum Loan Amount	$ 50,000
Maximum account balance for loan (percent)	50.00%
EBP, Participant Loan, Basis Spread On Variable Rate	1.00%
Forfeited Nonvested Account Balance	$ 46,476	18,685
Forfeitures used to reduce employer contributions	$ 854,309	$ 938,800
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
Participant Loan Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant Loan Interest Rate	9.50%